STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 09, 2014
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options vested		4,875,000
Option exercise price	$ 0.60
Average term	3 years 7 months 6 days
Intrinsic value of options outstanding	$ 0	$ 0
Preferred stock, shares authorized	35,000,000	35,000,000	35,000,000
Preferred stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares outstanding	1,000,000	1,000,000	1,000,000
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options vested	13,650,002	13,650,002
N2014 Global DigitalSolutions Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issauance				20,000,000